INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets and Related Accumulated Amortization

Intangible assets and their related accumulated amortization as of the respective balance sheet dates were as follows:

	As of December 31, 2013
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value	Net Carrying Value
	RMB	RMB	RMB	RMB	RMB	US$

Online game product development costs	29,482,070	(28,016,198)	—	—	1,465,872	242,145
Software	111,058,276	(79,327,481)	—	(8,873,233)	22,857,562	3,775,800
License fee	39,292,697	(8,053,478)	(20,100,000)	—	11,139,219	1,840,068

Intangible assets, net	179,833,043	(115,397,157)	(20,100,000)	(8,873,233)	35,462,653	5,858,013

	As of December 31, 2012
	Gross Carrying Value	Accumulated Amortization	Impairment	Deconsolidation of a subsidiary	Net Carrying Value
	RMB	RMB	RMB	RMB	RMB

Online game product development costs	41,449,773	(24,112,434)	(11,967,703)	—	5,369,636
Software	92,297,129	(63,768,558)	(1,098,354)	—	27,430,217

Intangible assets, net	133,746,902	(87,880,992)	(13,066,057)	—	32,799,853

Estimated Annual Amortization Expense

The estimated annual amortization expense for each of the five succeeding fiscal years is as follows:

	Amortization
	RMB	US$
For the years ending December 31,
2014	14,931,516	2,466,511
2015	11,926,432	1,970,106
2016	3,933,098	649,701
2017	1,975,629	326,351
2018	1,867,213	308,442